UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07959
                                                     ---------

                             ADVISORS SERIES TRUST
                             ---------------------
               (Exact name of registrant as specified in charter)

                              615 E. MICHIGAN ST.
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ERIC M. BANHAZL
                             ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2005

Date of reporting period: March 31, 2005

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                                     CHASE
                                  GROWTH FUND

                                 CHASE MID-CAP
                                  GROWTH FUND

                               Semi-Annual Report
                              Dated March 31, 2005

                      Chase Investment Counsel Corporation
                               300 Preston Avenue
                                   Suite 403
                      Charlottesville, Virginia 22902-5091

                             Advisor: 434-293-9104
                      Shareholder Servicing: 888-861-7556
                                www.chaseinv.com

                                  CHASE FUNDS

May 6, 2005

Dear Fellow Shareholders:

  We are pleased to present our combined semi-annual report for the Chase
Growth Fund (NASDAQ: CHASX) and the Chase Mid-Cap Growth Fund (NASDAQ: CHAMX). At the end of the first quarter over 8,500 shareholders had $286 million invested in CHASX, up from $137 million a year earlier, while CHAMX has grown to $11 million and over 150 shareholders, up from $6.7 million at this time last year. We appreciate the trust all of you have placed in our management and I want to extend a special welcome to all the new shareholders since my November 15th letters.

FUND PERFORMANCE

Six Month Period Ended 3/31/05
------------------------------

   Chase Growth Fund*<F1>                   +9.91%     Chase Mid-Cap Growth Fund        +14.80%
   S&P 500 Index                            +6.88%     S&P 500 Index                     +6.88%
   Russell 1000 Growth Index                +4.71%     Russell MidCap Growth Index      +12.04%
   Lipper Large Cap Growth Funds Index      +4.95%     Lipper MidCap Growth Funds        +9.30%

*<F1>  Fund return shown is the before and after tax total return.

  Lipper Analytics Services, Inc.1<F2> ranked the Chase Growth Fund #3 out of 426, #8 out of 547 and #5 out of 652 funds in its Large Cap Growth Fund Universe for the five years, three years and one year ended March 31, 2005. Lipper also ranked the Chase Mid-Cap Growth Fund #6 out of 530 funds in its Mid-Cap Growth Fund Universe for the one year ended March 31, 2005. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be obtained by calling 888-861-7556.

  On March 31st the Chase Growth Fund was invested in 41 stocks, which on average were rated A quality by Value Line. They range in market capitalization from $199.7 billion (Johnson & Johnson) to $8.1 billion (Ambac Financial). For the six months ended March 31st, our five best performing stocks were XTO Energy +15.06%, Anthem Inc. +14.78%, eBay Inc. +13.61%, America Movil SA de CV ADR +13.28%, and ConocoPhillips +12.83%.

  On March 31st the Chase Mid-Cap Growth Fund was invested in 36 stocks, which on average were rated B++ quality by Value Line. They range in market capitalization from $409 million (Meridian Resource) to $18.6 billion (Golden West Financial). For the six months ended March 31st, our five best performing stocks were Cognizant Technology Solutions +23.71%, EOG Resources, Inc. +21.84%, Oshkosh Truck Corp. +19.04%, Urban Outfitters Inc. +17.75%, and Patina Oil & Gas Corp. +17.61%.

  Our investment process combines fundamental, quantitative, and technical research. We seek good quality companies that are leaders in their industries and enjoy above average, sustainable earnings growth with strong balance sheets to support that growth. Both the Chase Growth Fund and the Chase Mid-Cap Growth portfolios include a diversified group of companies that we believe represent relatively outstanding investment opportunities. In the accompanying charts, we compare the characteristics of our funds' stocks to the S&P 500 for the Growth Fund and to the Russell MidCap Growth Index for the Mid-Cap Fund.

  Chase Growth Fund stocks have enjoyed more consistent and higher five-year average annual earnings per share growth rates of 27% vs. 10% for the S&P. They are more profitable with a Return on Equity of 20% vs. 15%, and have stronger balance sheets with Debt to Total Capital of only 24% vs. 40%. Even with earnings growth rates almost three times as great they only sell at a 6% higher price/earnings multiple than the S&P 500 (18.3X vs. 17.2X) based on 2005 estimated earnings. Relative to their earnings growth and earnings reinvestment rates "Chase" stocks offer significantly better value than those in the S&P 500. Our stocks are selling at only 0.67 times their five-year historical growth rates compared to 1.81 times for the S&P 500 and 1.11 times their projected reinvestment rates compared to 1.81 times for the S&P 500.

March 31, 2005        CHASE GROWTH FUND STOCKS VS. S&P 500

                                      Chase Growth Fund Stocks    S&P 500
                                      ------------------------    -------
Last 5 Year Earnings Growth                     27%                 10%
Return on Equity                                20%                 15%
Reinvestment Rate                               17%                 10%
Debt/Total Capital                              24%                 40%
Weighted Avg. Cap. (Billion)                    42.3                88.3
Weighted Avg. Beta (Volatility)                 0.94                1.00
Price/Earnings Estimated 2005                   18.3                17.2

Source: Chase Investment Counsel Corporation. This information is based on certain assumptions and historical data and is not a prediction of future results for the Fund or companies held in the Fund's portfolio.

March 31, 2005             FUNDAMENTALS AND RATIOS

Chase Growth Fund                    0.67
S&P 500                              1.81
                       P/E TO FIVE-YEAR HISTORICAL GROWTH

Chase Growth Fund                    1.11
S&P 500                              1.81
                       P/E TO PROJECTED REINVESTMENT RATE

  Chase Mid-Cap Growth Fund stocks have characteristics similar to those in the Chase Growth Fund. They have enjoyed consistently much greater five-year average annual earnings per share growth rates of 31% vs. 17% for the Russell MidCap Growth Index. They are more profitable with a Return on Equity of 22% vs. 19%, and have stronger balance sheets with Debt to Total Capital of only 26% vs. 36%. Even with earnings growth rates almost twice as great they only sell at a 5% higher price/earnings multiple than the Russell MidCap Growth Index (20.8X vs. 19.9X) based on 2005 estimated earnings. Relative to their earnings growth and earnings reinvestment rates these "Chase" stocks also offer significantly better value than those in the Russell MidCap Growth Index. Our mid-cap stocks are selling at only 0.68 times their five-year historical growth rates compared to 1.21 times for the Russell MidCap Growth Index and 1.07 times their projected reinvestment rates compared to 1.19 times for the Russell MidCap Growth Index.

March 31, 2005    CHASE MID-CAP GROWTH FUND STOCKS VS. RUSSELL MIDCAP GROWTH

                                           Chase Mid-Cap          Russell
                                         Growth Fund Stocks    MidCap Growth
                                         ------------------    -------------
Last 5 Year Earnings Growth                     31%                 17%
Return on Equity                                22%                 19%
Reinvestment Rate                               20%                 17%
Debt/Total Capital                              26%                 36%
Weighted Avg. Cap. (Billion)                    5.9                 7.2
Weighted Avg. Beta (Volatility)                 0.96                1.23
Price/Earnings Estimated 2005                   20.8                19.9

Source: Chase Investment Counsel Corporation. This information is based on certain assumptions and historical data and is not a prediction of future results for the Fund or companies held in the Fund's portfolio.

March 31, 2005             FUNDAMENTALS AND RATIOS

Chase Mid-Cap Growth Fund            0.68
Russell MidCap Growth                1.21
                       P/E TO FIVE-YEAR HISTORICAL GROWTH

Chase Mid-Cap Growth Fund            1.07
Russell MidCap Growth                1.19
                       P/E TO PROJECTED REINVESTMENT RATE

  We keep reminding clients that equity valuations are historically high. The S&P 500 P/E ratio based on 5 year average earnings as normalized and adjusted by Weeden & Co.' s Leuthold Group is in the Ninth Decile since 1926 and the Eighth Decile since 1957. From that perspective, stocks are at least moderately overvalued. The S&P Earnings Yield compared to Bond Yields still favors stocks especially relative to short term T-Bills and U.S. Governments. Stock attractiveness is about neutral compared to historical norms for quality corporate bonds. However, most economists expect interest rates to rise further this year reducing the appeal of stocks.

  Lowry's Reports, Inc. Unweighted Index of all NYSE stocks rose to a new all time high during the first week of March as did the NYSE Index and their Operating-Companies-Only Advance-Decline Line. Since their Advance-Decline Line normally turns down about 4 to 6 months before major market tops, it suggests that the cyclical bull market in mid and large cap stocks should last for at least another few months. Breadth has been deteriorating since last year with the micro and small cap stocks already in a decline. We certainly agree with Lowry's analysis that we are now in a market phase where risks are higher and any further rise will be more selective. It is encouraging that the excess optimism exhibited during the November-January period (18 year high in the Bullishness of Investment Advisory Services and similar bullishness by individual investors (AAII Survey)) has declined significantly and those indicators are close to short term buys.

  The 2000 to 2002 decline never reached undervaluation or even normal dividend yields. Very stimulative fiscal and monetary policy reflected concern over the possibility of serious deflation. We never had a recession during which consumers reduced their rate of consumption, paid down debts, and deferred demand for the next recovery. Instead the federal government resorted to the stimulus of interest rate cuts, tax cuts, and huge deficit spending. Now with excess worldwide capacity, slowing earnings growth, high energy prices, higher inflation and rising interest rates, equity prices seem vulnerable. The Federal budget reminds us of President Johnson's "guns and butter" policies in the late sixties which led to inflation that resulted in lower stock prices. We are entering the seasonally unfavorable six months (May-October) for equities. An examination of post-election year highs to the mid term year lows (from 1914) reveals that the Dow has fallen on average approximately 22%. A four-year cycle low should be expected in 2006.

  For now we expect a trading range market, but we will be watching for further signs pointing to a serious market decline. A recent study by Ned Davis Research noted that during the 79 years since 1926 January and April were both down 15 times. This year was the 16th time. In those years the S&P on average declined -1.3% during the rest of the year, closing down in 10 of those 15 years and the market tended to bottom in June. Since by policy we stay quite fully invested in stocks, we assume our shareholders have some reserves for unexpected expenses and purchasing power reserves to take advantage of market declines.

  We have been trying to avoid stocks and sectors which are unattractive while looking for acceptable risk/reward opportunities. In that respect we believe reasonably priced, good quality growth stocks should perform relatively well. Our investment process combines fundamental, technical, and quantitative analysis which we believe will continue to result in relatively good performance over the longer term.

  Chase Investment Counsel Corp. now manages over $3.5 billion for clients in 32 states. The Chase Growth Fund (CHASX) and our Chase Mid-Cap Growth Fund (CHAMX) are managed by the same investment team and senior portfolio managers, David Scott, Brian Lazorishak, and myself that manage our large separate accounts. As a moderate size firm, we have much more flexibility in buying and selling large and mid-cap stocks without a significant market impact. We remain tax sensitive and expect no taxable capital gains distributions this year. The Chase Growth Fund established significant carry forward capital losses, which will offset any capital gains that are likely to be taken this year.

  To discourage even legal short term trading, which disrupts portfolio management and increases expenses for long-term investors, we impose a 2% fee on sales of shares in either fund held less than 60 days. Such fees remain in the fund for the benefit of all shareholders. Starting January 1, 2004 we lowered the expense ratio cap on the Chase Growth Fund from 1.48% to 1.39% to share the economies of scale with our shareholders. Actually, annualized expenses for the six months ended March 31st totaled only 1.22%. On the Chase Mid-Cap Growth Fund, our expense ratio remains capped at 1.48%, we have waived front-end commissions through 2005 and there are no annual 12-b-1 fees.

  As one of the largest individual shareholders in both of our funds, I assure you that we will be working very hard to find, analyze and invest in relatively attractive, good quality stocks. The officers and employees of Chase Investment Counsel Corporation appreciate your confidence and we look forward to a long investment relationship together. Listed below are the 10 largest holdings as of March 31, 2005.

                                TOP 10 HOLDINGS

  Chase Growth Fund (CHASX)                  Chase Mid-Cap Growth Fund (CHAMX)
  -------------------------                  ---------------------------------
  1.  UnitedHealth Group, Inc.               1. Oshkosh Truck Corp.
  2.  Burlington Resources                   2. Coventry Health Care Inc.
  3.  Johnson & Johnson                      3. Coach Inc.
  4.  Apache Corp.                           4. Urban Outfitters Inc.
  5.  Walgreen Co.                           5. Energen Corp.
  6.  Wellpoint Inc.                         6. Penn National Gaming
  7.  Home Depot                             7. XTO Energy
  8.  Fedex Corp.                            8. Constellation Brands
  9.  United Technologies                    9. Graco Inc.
  10. Walt Disney Co.                        10.Suncor Energy Inc.

/s/Derwood S. Chase, Jr., President

Derwood S. Chase, Jr., President
Chase Investment Counsel Corporation

The Chase Mid-Cap Growth Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by visiting www.chaseinv.com. Read it carefully before investing.
                     ----------------

The opinions expressed above are those of the investment advisor, are subject to change, and any forecasts made cannot be guaranteed.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The Lipper Large Cap Growth Funds Index is comprised of funds that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index.

The Russell MidCap Growth Index is a market capitalization-weighted index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The Lipper MidCap Growth Funds Index measures the performance of funds in the midcap growth category as tracked by Lipper, Inc. Lipper rankings are based on total returns, including reinvestment of dividends and capital gains for the stated period; this calculation does not include sales charges.

1<F2> Lipper Analytical Services, Inc. is an independent mutual fund research and rating service. Each Lipper average represents a universe of Funds with similar investment objectives. Ranking for the periods shown include dividends and distributions reinvested and do not reflect sales charges. Please note our funds do not have any sales charges.

Fund holdings are subject to change and are not a recommendation to buy or sell any security.

The Price-Earnings Ratio ("P/E") is the most common measure of how expensive a stock is.

The Return on Equity ("ROE") is the amount earned on a company's common stock investment for a given period.

Weighted Average Market Capital: Market capitalization is the value of a company where market cap is calculated by multiplying the number of outstanding shares by the current share price. Weighted average market capitalization represents an average market cap, where securities with larger market caps are weighted more heavily than those with smaller market caps. Represents average weighted average market cap on the securities in the portfolio, not the actual weighted average market cap on the portfolio.

Debt to total capital-ratio shows the relationship between a company's debt and its available capital, indicating the financial leverage of the company.

Quasar Distributors, LLC, distributor.  (05/05)

                                 CHASE FUNDS

ALLOCATION OF PORTFOLIO ASSETS - MARCH 31, 2005 (UNAUDITED)

CHASE GROWTH FUND

Consumer Discretionary                         18%
Consumer Staples                               10%
Energy                                         16%
Financials                                      9%
Health Care                                    22%
Industrials                                    15%
Information Technology                          1%
Telecommunication Services                      3%
Utilities                                       1%
Short-Term Investments                          5%

CHASE MID-CAP GROWTH FUND

Consumer Discretionary                         19%
Consumer Staples                                4%
Energy                                         16%
Financials                                      9%
Health Care                                    12%
Industrials                                    23%
Information Technology                          5%
Utilities                                       4%
Short-Term Investments                          8%

EXPENSE EXAMPLE AT MARCH 31, 2005 (UNAUDITED)

  As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/04 - 3/31/05).

ACTUAL EXPENSES

  The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.39% and 1.48% in the Chase Growth Fund and Chase Mid-Cap Growth Fund, respectively, per the advisory agreement. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning          Ending             Expenses Paid
                                            Account Value     Account Value         During Period
                                               10/1/04           3/31/05        10/1/04 - 3/31/05*<F3>
                                            -------------     -------------     ----------------------
ACTUAL
   Chase Growth Fund                          $1,000.00         $1,099.10               $6.42
   Chase Mid-Cap Growth Fund                  $1,000.00         $1,148.00               $7.97
HYPOTHETICAL (5% RETURN (BEFORE EXPENSES)
   Chase Growth Fund                          $1,000.00         $1,018.95               $6.17
   Chase Mid-Cap Growth Fund                  $1,000.00         $1,017.35               $7.49

*<F3> Expenses are equal to each Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense. For the six month period ended March 31, 2005, the annualized expense ratios of the Chase Growth Fund and the Chase Mid-Cap Growth Fund were 1.22% and 1.48%, respectively.

                              CHASE GROWTH FUND

SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (UNAUDITED)

  Shares     COMMON STOCKS:  94.0%                                Market Value
  ------     ---------------------                                ------------
             AIR FREIGHT:  3.3%
   100,000   FedEx Corp.                                          $  9,395,000
                                                                  ------------
             APPAREL:  1.2%
    42,400   NIKE, Inc. - Class B                                    3,532,344
                                                                  ------------
             AUTO/AUTO PARTS:  0.8%
    29,500   Toyota Motor Corp.#<F4>                                 2,194,210
                                                                  ------------
             BIOTECHNOLOGY:  1.1%
    55,700   Amgen, Inc.*<F5>                                        3,242,297
                                                                  ------------
             COMPUTER SOFTWARE & SERVICES:  1.0%
    37,500   Infosys Technologies Ltd#<F4>                           2,764,875
                                                                  ------------
             CONGLOMERATES:  5.7%
    83,100   3M Co.                                                  7,120,839
    90,800   United Technologies Corp.                               9,230,728
                                                                  ------------
                                                                    16,351,567
                                                                  ------------
             CONSUMER GOODS/SERVICES:  2.4%
    85,000   Fortune Brands, Inc.                                    6,853,550
                                                                  ------------
             DEFENSE:  2.9%
    76,400   General Dynamics Corp.                                  8,178,620
                                                                  ------------
             ENERGY/OIL/GAS/COAL:  5.7%
   125,600   ChevronTexaco Corp.                                     7,323,736
    47,700   ConocoPhillips                                          5,143,968
    95,100   Suncor Energy, Inc.+<F6>                                3,823,971
                                                                  ------------
                                                                    16,291,675
                                                                  ------------
             ENERGY/OIL & GAS EXPLORATION & PRODUCTION:  10.3%
   174,800   Apache Corp.                                           10,703,004
   230,300   Burlington Resources, Inc.                             11,531,121
   216,800   XTO Energy, Inc.                                        7,119,712
                                                                  ------------
                                                                    29,353,837
                                                                  ------------
             FINANCE/BANKS:  1.5%
    70,600   Golden West Financial Corp.                             4,271,300
                                                                  ------------
             FINANCE/INFORMATION SERVICES:  2.6%
    55,800   Franklin Resources, Inc.                                3,830,670
    46,200   Moody's Corp.                                           3,735,732
                                                                  ------------
                                                                     7,566,402
                                                                  ------------
             FINANCIAL SERVICES:  DIVERSIFIED:  4.5%
    40,700   Ambac Financial Group, Inc.                             3,042,325
   109,400   American Express Co.                                    5,619,878
    54,300   Capital One Financial Corp.                             4,060,011
                                                                  ------------
                                                                    12,722,214
                                                                  ------------
             FOOD:  2.2%
   258,800   Archer-Daniels-Midland Co.                              6,361,304
                                                                  ------------
             HEALTH CARE BENEFITS:  8.0%
   131,300   UnitedHealth Group, Inc.                               12,523,394
    82,500   Wellpoint, Inc.*<F5>                                   10,341,375
                                                                  ------------
                                                                    22,864,769
                                                                  ------------
             HEALTH CARE PRODUCTS:  4.0%
   170,300   Johnson & Johnson                                      11,437,348
                                                                  ------------
             HEALTH CARE SERVICES:  4.7%
   149,800   Caremark Rx, Inc.*<F5>                                  5,959,044
    69,500   Quest Diagnostics, Inc.                                 7,306,535
                                                                  ------------
                                                                    13,265,579
                                                                  ------------
             HOTEL/MOTEL:  1.4%
    61,500   Marriott International, Inc. - Class A                  4,111,890
                                                                  ------------
             LEISURE TIME:  5.1%
   103,900   Harley-Davidson, Inc.                                   6,001,264
   294,600   The Walt Disney Co.                                     8,463,858
                                                                  ------------
                                                                    14,465,122
                                                                  ------------
             MACHINERY:  2.8%
   151,300   Danaher Corp.                                           8,080,933
                                                                  ------------
             MEDICAL PRODUCTS:  2.0%
    71,600   Zimmer Holdings, Inc.*<F5>                              5,571,196
                                                                  ------------
             MEDICAL SUPPLIES:  1.9%
    92,400   Becton, Dickinson & Co.                                 5,398,008
                                                                  ------------
             RETAIL - DEPARTMENT STORE:  1.5%
    84,900   J.C. Penney Co., Inc.                                   4,408,008
                                                                  ------------
             RETAIL DRUG STORES:  5.8%
   113,800   CVS Corp.                                               5,988,156
   235,200   Walgreen Co.                                           10,447,584
                                                                  ------------
                                                                    16,435,740
                                                                  ------------
             RETAIL - HOME IMPROVEMENT:  3.3%
   248,800   The Home Depot, Inc.                                    9,514,112
                                                                  ------------
             RETAIL - SPECIALTY:  4.3%
   108,900   Coach, Inc.*<F5>                                        6,167,007
   194,700   Staples, Inc.                                           6,119,421
                                                                  ------------
                                                                    12,286,428
                                                                  ------------
             UTILITIES - ELECTRIC/GAS:  1.4%
    87,900   Exelon Corp.                                            4,033,731
                                                                  ------------
             WIRELESS TELECOMMUNICATION:  2.6%
   144,300   America Movil SA de CV#<F4>                             7,445,880
                                                                  ------------
             Total Common Stocks (Cost $231,459,828)               268,397,939
                                                                  ------------

Shares/Par   SHORT-TERM INVESTMENTS:  5.6%
----------   -----------------------------
             MONEY MARKET FUND:  3.2%
 9,107,959   Vanguard Admiral Treasury Money Market Fund             9,107,959
                                                                  ------------
             TREASURY BILLS:  2.4%
$2,000,000   2.28%, due 4/7/05                                       1,999,240
 5,000,000   2.44%, due 5/5/05                                       4,988,482
                                                                  ------------
                                                                     6,987,722
                                                                  ------------
             Total Short-Term Investments (Cost $16,095,681)        16,095,681
                                                                  ------------
             Total Investments in Securities
               (Cost $247,555,509):  99.6%                         284,493,620
             Assets in Excess of Other Liabilities:  0.4%            1,156,425
                                                                  ------------
             Net Assets:  100.0%                                  $285,650,045
                                                                  ------------
                                                                  ------------

#<F4>  American Depositary Receipt.
*<F5>  Non-income producing security.
+<F6>  U.S. traded security of a foreign issuer.

See accompanying Notes to Financial Statements.

                          CHASE MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS AT MARCH 31, 2005 (UNAUDITED)

  Shares     COMMON STOCKS:  90.2%                                Market Value
  ------     ---------------------                                ------------
             BEVERAGES:  3.5%
     7,500   Constellation Brands, Inc. - Class A*<F7>             $   396,525
                                                                   -----------
             BROKERAGE:  1.0%
     1,400   Legg Mason, Inc.                                          109,396
                                                                   -----------
             BUILDING:  2.4%
     4,600   Florida Rock Industries, Inc.                             270,572
                                                                   -----------
             BUSINESS SERVICES:  2.5%
     5,300   Expeditors International of Washington, Inc.              283,815
                                                                   -----------
             COMPUTER SOFTWARE & SERVICES:  2.3%
     5,800   Cognizant Technology Solutions Corp.*<F7>                 267,960
                                                                   -----------
             DEFENSE:  5.4%
     4,700   L-3 Communications Holdings, Inc.                         333,794
     5,900   Rockwell Collins, Inc.                                    280,781
                                                                   -----------
                                                                       614,575
                                                                   -----------
             ELECTRICAL EQUIPMENT:  1.5%
     4,300   Ametek, Inc.                                              173,075
                                                                   -----------
             ELECTRICAL INSTRUMENTS:  0.9%
     3,000   Waters Corp.*<F7>                                         107,370
                                                                   -----------
             ENERGY/OIL/GAS/COAL:  7.4%
     6,600   EOG Resources, Inc.                                       321,684
    29,330   Meridian Resource Corp.*<F7>                              151,343
     9,310   Suncor Energy, Inc.+<F8>                                  374,355
                                                                   -----------
                                                                       847,382
                                                                   -----------
             ENERGY/OIL & GAS EXPLORATION & PRODUCTION:  8.7%
     7,100   Chesapeake Energy Corp.                                   155,774
     3,600   Newfield Exploration Co.*<F7>                             267,336
     4,400   Patina Oil & Gas Corp.                                    176,000
    12,100   XTO Energy, Inc.                                          397,364
                                                                   -----------
                                                                       996,474
                                                                   -----------
             FINANCE/BANKS:  5.1%
     2,700   City National Corp.                                       188,514
     6,600   East West Bancorp, Inc.                                   243,672
     2,540   Golden West Financial Corp.                               153,670
                                                                   -----------
                                                                       585,856
                                                                   -----------
             FINANCIAL SERVICES - DIVERSIFIED:  2.2%
    10,800   Eaton Vance Corp.                                         253,152
                                                                   -----------
             GAMING & LODGING:  5.4%
     3,200   Harrah's Entertainment, Inc.                              206,656
    14,000   Penn National Gaming, Inc.*<F7>                           411,320
                                                                   -----------
                                                                       617,976
                                                                   -----------
             HEALTH CARE BENEFITS:  4.5%
     7,550   Coventry Health Care, Inc.*<F7>                           514,457
                                                                   -----------
             LEISURE TIME:  2.9%
    10,200   SCP Pool Corp.                                            324,972
                                                                   -----------
             MACHINERY:  8.0%
     9,450   Graco, Inc.                                               381,402
     6,550   Oshkosh Truck Corp.                                       537,035
                                                                   -----------
                                                                       918,437
                                                                   -----------
             MEDICAL PRODUCTS:  4.8%
     4,200   C. R. Bard, Inc.                                          285,936
     3,600   Cooper Companies, Inc.                                    262,440
                                                                   -----------
                                                                       548,376
                                                                   -----------
             MEDICAL SYSTEMS/EQUIPMENT:  1.3%
     2,600   Fisher Scientific International, Inc.*<F7>                147,992
                                                                   -----------
             RETAIL - APPAREL:  4.1%
     9,700   Urban Outfitters, Inc.*<F7>                               465,309
                                                                   -----------
             RETAIL - DEPARTMENT STORE:  2.2%
     4,500   Nordstrom, Inc.                                           249,210
                                                                   -----------
             RETAIL - SPECIALTY:  4.4%
     8,950   Coach, Inc.*<F7>                                          506,838
                                                                   -----------
             SHIPPING:  3.5%
     2,400   Overseas Shipholding Group, Inc.                          150,984
     5,400   Teekay Shipping Corp.+<F8>                                242,730
                                                                   -----------
                                                                       393,714
                                                                   -----------
             TRUCKING:  2.2%
    13,350   Heartland Express, Inc.                                   255,653
                                                                   -----------
             UTILITIES - ELECTRIC/GAS:  4.0%
     6,850   Energen Corp.                                             456,210
                                                                   -----------

             Total Common Stocks (Cost $7,992,382)                  10,305,296
                                                                   -----------

             SHORT-TERM INVESTMENTS:  8.2%
   932,922   Federated Cash Trust Treasury Money Market Fund           932,922
                                                                   -----------
             Total Short-Term Investments (Cost $932,922)              932,922
                                                                   -----------
             Total Investments in Securities
               (Cost $8,925,304):  98.4%                            11,238,218
             Assets in Excess of Other Liabilities:  1.6%              181,709
                                                                   -----------
             Net Assets:  100.0%                                   $11,419,927
                                                                   -----------
                                                                   -----------

*<F7>  Non-income producing security.
+<F8>  U.S. traded security of a foreign issuer.

See accompanying Notes to Financial Statements.

                                 CHASE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT MARCH 31, 2005 (UNAUDITED)

                                                                            Chase           Chase Mid-Cap
                                                                         Growth Fund         Growth Fund
                                                                         -----------        -------------
ASSETS
   Investments in securities, at value
     (identified cost $247,555,509 and $8,925,304, respectively)         $284,493,620         $11,238,218
   Cash                                                                         7,329                  --
   Receivables
       Securities sold                                                             --             107,210
       Fund shares issued                                                   4,382,278              74,455
       Dividends and interest                                                 265,660               3,615
       Due from Advisor                                                            --               8,564
   Prepaid expenses                                                            15,292               6,782
                                                                         ------------         -----------
           Total assets                                                   289,164,179          11,438,844
                                                                         ------------         -----------
LIABILITIES
   Payables
       Securities purchased                                                 3,183,584                  --
       Fund shares redeemed                                                    36,505                  --
       Due to Advisor                                                         230,987                  --
       Administration fees                                                     24,289               1,443
       Transfer agent fees                                                     13,864               2,667
       Custody fees                                                             6,841                  --
       Fund accounting fees                                                     6,139                 352
       Chief Compliance Officer fee                                             1,794                  81
       Shareholder servicing fees                                                  --              13,003
   Accrued expenses                                                            10,131               1,371
                                                                         ------------         -----------
           Total liabilities                                                3,514,134              18,917
                                                                         ------------         -----------
NET ASSETS                                                               $285,650,045         $11,419,927
                                                                         ------------         -----------
                                                                         ------------         -----------
CALCULATION OF NET ASSET VALUE PER SHARE
   Net assets applicable to shares outstanding                           $285,650,045         $11,419,927
   Shares issued and outstanding [unlimited number of shares
     (par value $0.01) authorized]                                         16,094,066             409,331
                                                                         ------------         -----------
   Net asset value, offering and redemption price per share              $      17.75         $     27.90
                                                                         ------------         -----------
                                                                         ------------         -----------
COMPONENTS OF NET ASSETS
   Paid-in capital                                                       $245,997,265          $8,873,764
   Accumulated net investment loss                                           (248,258)            (48,222)
   Accumulated net realized gain from investments                           2,962,928             281,471
   Net unrealized appreciation on investments                              36,938,110           2,312,914
                                                                         ------------         -----------
           Net assets                                                    $285,650,045         $11,419,927
                                                                         ------------         -----------
                                                                         ------------         -----------

See accompanying Notes to Financial Statements.

                                 CHASE FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)

                                                                             Chase           Chase Mid-Cap
                                                                          Growth Fund         Growth Fund
                                                                          -----------        -------------
INVESTMENT INCOME
   Income
       Dividends (Net of foreign taxes withheld
         of $2,875 and $167, respectively)                                $   990,776          $   24,183
       Interest                                                               110,457               4,574
                                                                          -----------          ----------
           Total income                                                     1,101,233              28,757
                                                                          -----------          ----------
   Expenses
       Advisory fees (Note 3)                                               1,103,991              52,013
       Administration fees (Note 3)                                           129,994               7,962
       Fund accounting fees                                                    22,740              12,222
       Transfer agent fees                                                     20,987              11,805
       Custody fees                                                            18,629               2,813
       Registration fees                                                       12,879               3,654
       Printing and mailing fees                                                8,432               6,264
       Audit fees                                                               7,674               9,021
       Legal fees                                                               6,999               5,654
       Trustees fees                                                            6,961               3,629
       Miscellaneous                                                            2,291               1,817
       Insurance fees                                                           4,337                 913
       Chief Compliance Officer fee                                             3,577                 174
       Shareholder servicing fees                                                  --              13,003
                                                                          -----------          ----------
           Total expenses                                                   1,349,491             130,944
           Less: Expenses reimbursed by Advisor (Note 3)                           --             (53,965)
                                                                          -----------          ----------
           Net expenses                                                     1,349,491              76,979
                                                                          -----------          ----------
               NET INVESTMENT LOSS                                           (248,258)            (48,222)
                                                                          -----------          ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investments                                       5,868,447             281,472
   Net change in unrealized appreciation on investments                    14,046,248           1,206,393
                                                                          -----------          ----------
       Net realized and unrealized gain on investments                     19,914,695           1,487,865
                                                                          -----------          ----------
               NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $19,666,437          $1,439,643
                                                                          -----------          ----------
                                                                          -----------          ----------

See accompanying Notes to Financial Statements.

                              CHASE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                       Ended                Year
                                                                   March 31, 2005          Ended
                                                                    (Unaudited)        Sept. 30, 2004
                                                                   --------------      --------------
NET INCREASE IN NET ASSETS FROM:

OPERATIONS
   Net investment loss                                              $   (248,258)       $ (1,042,694)
   Net realized gain from investments                                  5,868,447           8,994,350
   Net change in unrealized appreciation on investments               14,046,248          14,338,611
                                                                    ------------        ------------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           19,666,437          22,290,267
                                                                    ------------        ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from net change
     in outstanding shares (a)<F9>                                    89,545,180          49,648,920
                                                                    ------------        ------------
       TOTAL INCREASE IN NET ASSETS                                  109,211,617          71,939,187
                                                                    ------------        ------------

NET ASSETS
Beginning of period                                                  176,438,428         104,499,241
                                                                    ------------        ------------
END OF PERIOD                                                       $285,650,045        $176,438,428
                                                                    ------------        ------------
                                                                    ------------        ------------
Accumulated net investment loss                                     $   (248,258)                 --
                                                                    ------------        ------------
                                                                    ------------        ------------

(a)<F9>  A summary of share transactions is as follows:

                                                 Six Months
                                                   Ended                            Year
                                               March 31, 2005                      Ended
                                                (Unaudited)                    Sept. 30, 2004
                                         ---------------------------      -------------------------
                                         Shares      Paid-in Capital      Shares    Paid-in Capital
                                         ------      ---------------      ------    ---------------
Shares sold                            6,021,724      $104,326,689      4,247,623     $66,102,436
Shares redeemed*<F10>                   (854,127)      (14,781,509)    (1,078,013)    (16,453,516)
                                       ---------      ------------     ----------     -----------
Net increase                           5,167,597      $ 89,545,180      3,169,610     $49,648,920
                                       ---------      ------------     ----------     -----------
                                       ---------      ------------     ----------     -----------
*<F10> Net of redemption fees of                      $     21,475                    $    33,454
                                                      ------------                    -----------
                                                      ------------                    -----------

See accompanying Notes to Financial Statements.

                          CHASE MID-CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Six Months
                                                                       Ended                 Year
                                                                   March 31, 2005           Ended
                                                                    (Unaudited)         Sept. 30, 2004
                                                                   --------------       --------------
NET INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                               $   (48,222)         $  (70,440)
   Net realized gain from investments                                    281,472             206,224
   Net change in unrealized appreciation on investments                1,206,393             867,208
                                                                     -----------          ----------
       NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            1,439,643           1,002,992
                                                                     -----------          ----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gain on investments                                 (93,050)                 --
                                                                     -----------          ----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from net change
     in outstanding shares (a)<F11>                                    1,931,711           3,470,599
                                                                     -----------          ----------
       TOTAL INCREASE IN NET ASSETS                                    3,278,304           4,473,591
                                                                     -----------          ----------

NET ASSETS
Beginning of period                                                    8,141,623           3,668,032
                                                                     -----------          ----------
END OF PERIOD                                                        $11,419,927          $8,141,623
                                                                     -----------          ----------
                                                                     -----------          ----------
Accumulated net investment loss                                      $   (48,222)                 --
                                                                     -----------          ----------
                                                                     -----------          ----------

(a)<F11>  A summary of share transactions is as follows:

                                             Six Months
                                                Ended                       Year
                                           March 31, 2005                  Ended
                                             (Unaudited)               Sept. 30, 2004
                                      ------------------------    ------------------------
                                      Shares   Paid-in Capital   Shares    Paid-in Capital
                                      ------   ---------------   ------    ---------------
Shares sold                           116,476     $2,984,740     167,602     $3,783,102
Shares issued on
  reinvestments of distributions        3,447         92,824          --             --
Shares redeemed                       (42,791)    (1,145,853)    (13,284)      (312,503)
                                      -------     ----------     -------     ----------
Net increase                           77,132     $1,931,711     154,318     $3,470,599
                                      -------     ----------     -------     ----------
                                      -------     ----------     -------     ----------

See accompanying Notes to Financial Statements.

                              CHASE GROWTH FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  Six Months
                                                    Ended
                                                  March 31,                          Year Ended September 30,
                                                     2005           -----------------------------------------------------------
                                                 (Unaudited)        2004         2003          2002          2001          2000
                                                 -----------        ----         ----          ----          ----          ----
Net asset value,
  beginning of period                               $16.15         $13.47       $13.29        $14.23        $17.69        $13.66
                                                    ------         ------       ------        ------        ------        ------
Income from investment operations:
   Net investment income (loss)                      (0.02)         (0.10)       (0.05)        (0.05)(1)      0.05         (0.01)
                                                                                                    <F12>
   Net realized and unrealized
     gain (loss) on investments                       1.62           2.78         0.23         (0.85)        (3.28)         4.04
                                                    ------         ------       ------        ------        ------        ------
Total from investment operations                      1.60           2.68         0.18         (0.90)        (3.23)         4.03
                                                    ------         ------       ------        ------        ------        ------
Less distributions:
   From net investment income                           --             --           --         (0.04)        (0.01)           --
   From net realized gain                               --             --           --            --         (0.22)           --
                                                    ------         ------       ------        ------        ------        ------
Total distributions                                     --             --           --         (0.04)        (0.23)           --
                                                    ------         ------       ------        ------        ------        ------
Paid-in capital from redemption fees                  0.00(2)        0.00(2)      0.00(2)         --            --            --
                                                         <F13>          <F13>        <F13>
                                                    ------         ------       ------        ------        ------        ------
Net asset value, end of period                      $17.75         $16.15       $13.47        $13.29        $14.23        $17.69
                                                    ------         ------       ------        ------        ------        ------
                                                    ------         ------       ------        ------        ------        ------
TOTAL RETURN                                         9.91%         19.90%        1.35%        (6.36%)      (18.47%)       29.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
  period (thousands)                              $285,650       $176,438     $104,499       $50,803       $33,922       $23,131
Ratio of expenses to average net assets:
   Before expense
     reimbursement/recoupment                        1.22%          1.31%        1.42%         1.53%         1.57%         1.70%
   After expense
     reimbursement/recoupment                        1.22%          1.37%(3)     1.48%         1.48%         1.48%         1.48%
                                                                        <F14>
Ratio of net investment income
  (loss) to average net assets:
   After expense
     reimbursement/recoupment                       (0.22%)        (0.77%)      (0.55%)       (0.32%)        0.34%        (0.06%)
Portfolio turnover rate                             25.82%         84.09%      173.68%        96.06%        94.84%        73.94%

(1)<F12>  Based on average shares outstanding.
(2)<F13>  Amount is less than $0.01.
(3)<F14> Effective January 1, 2004, the Advisor contractually agreed to lower the net annual operating expense rate to 1.39%.

See accompanying Notes to Financial Statements.

                          CHASE MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Six Months
                                                         Ended               Year Ended               Period         Period
                                                       March 31,            September 30,             Ended          Ended
                                                          2005           -------------------        Sept. 30,       Nov. 30,
                                                      (Unaudited)        2004           2003       2002(1)<F15>   2001(3)<F17>
                                                      -----------        ----           ----       ------------   ------------
Net asset value, beginning of period                     $24.51         $20.62         $19.49         $26.96         $20.00
                                                         ------         ------         ------         ------         ------
Income from investment operations:
   Net investment loss                                    (0.12)         (0.21)         (0.08)         (0.02)         (0.35)
   Net realized and unrealized
     gain (loss) on investments                            3.74           4.10           1.21          (0.70)          7.31
                                                         ------         ------         ------         ------         ------
Total from investment operations                           3.62           3.89           1.13          (0.72)          6.96
                                                         ------         ------         ------         ------         ------
Less distributions:
   From net realized gain                                 (0.23)            --             --          (6.75)            --
                                                         ------         ------         ------         ------         ------
Total distributions                                       (0.23)            --             --          (6.75)            --
                                                         ------         ------         ------         ------         ------
Paid-in capital from redemption fees                         --             --             --             --             --
                                                         ------         ------         ------         ------         ------
Net asset value, end of period                           $27.90         $24.51         $20.62         $19.49         $26.96
                                                         ------         ------         ------         ------         ------
                                                         ------         ------         ------         ------         ------
TOTAL RETURN                                             14.80%         18.87%          5.80%         (3.56%)        34.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $11,420         $8,142         $3,668           $527           $221
Ratio of expenses to average net assets:
   Before expense reimbursement                           2.51%          3.02%          7.27%         68.63%         18.49%
   After expense reimbursement                            1.48%          1.48%          1.48%          1.48%(2)       2.00%(2)
                                                                                                           <F16>          <F16>
Ratio of net investment loss to average net assets:
   After expense reimbursement                           (0.92%)        (1.04%)        (0.88%)        (0.69%)(2)     (1.25%)(2)
                                                                                                            <F16>          <F16>
Portfolio turnover rate                                  33.88%         80.95%        129.00%          0.00%        683.55%

(1)<F15> The Fund changed its year end from November 30 to September 30. This represents the period from December 1, 2001 to September 30, 2002.
(2)<F16>  Annualized.
(3)<F17>  Commencement of operations was January 1, 2001.

See accompanying Notes to Financial Statements.

                                 CHASE FUNDS

NOTES TO FINANCIAL STATEMENTS AT MARCH 31, 2005 (UNAUDITED)

NOTE 1 - ORGANIZATION

    The Chase Growth Fund and the Chase Mid-Cap Growth Fund (each a "Fund" and collectively, the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Chase Growth Fund (the "Growth Fund") is a diversified fund. The investment objective of the Growth Fund is growth of capital and it intends to achieve its objective by investing primarily in common stocks of domestic companies with a large market capitalization of $10 billion and above.

    The Chase Mid-Cap Growth Fund (the "Mid-Cap Fund") is a non-diversified fund. The investment objective of the Mid-Cap Fund is to seek to achieve capital appreciation by primarily investing in common stocks or securities convertible into common stock of U.S. companies that have a mid-size market capitalization. The adviser considers a mid-cap security to be one that has a market capitalization of between $1 billion and $10 billion.

    The Growth Fund and the Mid-Cap Fund commenced operations on December 2, 1997 and January 1, 2001, respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.
       These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

    D. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    E. Redemption Fees. The Funds charge a 2% redemption fee to shareholders who redeem shares held for less than two months. Such fees are retained by each Fund and accounted for as an addition to paid-in capital.

    F. Reclassification of Capital Accounts: The Funds account and report distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2:
       Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

NOTE 3 - SPECIAL MEETING OF SHAREHOLDERS - MID-CAP FUND

    A Special Meeting of Shareholders (the "Special Meeting") of the Mid-Cap Fund was held on October 22, 2004 pursuant to notice duly given to all shareholders of record at the close of business on September 16, 2004. At the Special Meeting, shareholders were asked to approve the Plan of Reorganization of the Mid-Cap Fund into a series of the Trust. The number of shares voting for approval of the Plan of Reorganization was 237,490; the number of shares voting against approval of the Plan of Reorganization was 5,353; the number of shares abstaining was 0; and the number of broker non-votes was 0. As a result, effective October 22, 2004, substantially all of the assets and stated liabilities of the Mid-Cap Fund were transferred to the Trust as part of the Plan of Reorganization between the World Funds, Inc., on behalf of the Mid-Cap Fund series and the Trust. No gain or loss for Federal income tax purposes was recognized on the exchange.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the six months ended March 31, 2005, Chase Investment Counsel Corporation (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended March 31, 2005, the Growth Fund and the Mid-Cap Fund incurred $1,103,991 and $52,013 in advisory fees, respectively.

    Each Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit the Growth Fund's and the Mid-Cap Fund's aggregate annual operating expenses to 1.39% and 1.48% of average net assets, respectively. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the six months ended March 31, 2005, the Advisor reduced its fees and absorbed Fund expenses in the amount of $53,965 in the Mid-Cap Fund. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $278,743 at March 31, 2005 in the Mid-Cap Fund. Cumulative expenses subject to recapture expire as follows:

                         Year                   Amount
                         ----                   ------
                         2005                  $ 36,800
                         2006                    83,651
                         2007                   104,327
                         2008                    53,965

    U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. Prior to October 25, 2004, Commonwealth Shareholder Services, Inc. provided the Mid-Cap Fund with administrative services. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

GROWTH FUND

    Fund asset level                          Fee rate
    ----------------                          --------
    Less than $15 million                     $30,000
    $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
    More than $150 million                    0.05% of average daily net assets

MID-CAP FUND

    Fund asset level                          Fee rate
    ----------------                          --------
    Less than $100 million                    0.15% of average daily net assets
    $100 million to less than $200 million    0.10% of average daily net assets
    More than $200 million                    0.05% of average daily net assets

    For the six months ended March 31, 2005, the Growth Fund and the Mid-Cap Fund incurred $129,994 and $7,962 in administration fees, respectively.

    U.S. Bancorp Fund Services, LLC also serves as the Fund Accountant and Transfer Agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds' custodian.

    Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. Prior to October 25, 2004, First Dominion Capital Corp. served as the Mid-Cap Fund's principal underwriter. The Distributor is an affiliate of the Administrator.

    Certain officers of the Funds are also officers of the Administrator and the Distributor.

    For the six months ended, the Growth Fund and the Mid-Cap Fund were allocated $3,577 and $174, respectively, of the Chief Compliance Officer fee.

NOTE 5 - SHAREHOLDER SERVICING FEE

    The Mid-Cap Fund has entered into a Shareholder Servicing Agreement (the "Agreement") with the Advisor, under which the Fund pays servicing fees at an annual rate of 0.25% of the average daily net assets of the Fund. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended March 31, 2005, the Mid-Cap Fund incurred shareholder servicing fees of $13,003 under the Agreement.

NOTE 6 - SECURITIES TRANSACTIONS

    For the six months ended March 31, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

                                   Purchases             Sales
                                   ---------             -----
   Growth Fund                    $136,240,655        $54,348,841
   Mid-Cap Fund                      4,326,257          3,309,333

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

    Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

    The tax character of distributions paid during the six months ended March 31, 2005 was as follows:

                                  Growth Fund         Mid-Cap Fund
                                  -----------         ------------
    Long-term capital gains            $0               $93,050

    There were no distributions paid during the year ended September 30, 2004.

    As of September 30, 2004, the Funds' most recently completed fiscal year, the components of capital on a tax basis were as follows:

                                                Growth Fund        Mid-Cap Fund
                                                -----------        ------------
   Cost of investments                          $152,093,377        $6,693,985
                                                ------------        ----------
                                                ------------        ----------
   Gross unrealized appreciation                  24,413,320         1,223,704
   Gross unrealized depreciation                  (1,521,458)         (117,183)
                                                ------------        ----------
   Net unrealized appreciation                  $ 22,891,862        $1,106,521
                                                ------------        ----------
                                                ------------        ----------
   Undistributed ordinary income                $         --        $       --
   Undistributed long-term capital gain                   --            93,049
                                                ------------        ----------
   Total distributable earnings                 $         --        $   93,049
                                                ------------        ----------
                                                ------------        ----------
   Other accumulated gains/(losses)             $ (2,905,519)       $       --
                                                ------------        ----------
   Total accumulated earnings/(losses)          $ 19,986,343        $1,199,570
                                                ------------        ----------
                                                ------------        ----------

    The Growth Fund had a capital loss carryforward of $2,905,519 as of September 30, 2004, which expires in 2011.

                                 CHASE FUNDS

NOTICE TO SHAREHOLDERS AT MARCH 31, 2005 (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

    A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-888-861-7556 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.
                        ------------------

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004

    Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-861-7556. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at
http://www.sec.gov.
------------------

QUARTERLY FILINGS ON FORM N-Q

    The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. The Funds'
                                                ------------------
Forms N-Q may be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Forms N-Q is also available upon request by calling 1-888-861-7556.

                                 CHASE FUNDS

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

    In approving the continuance of the Investment Advisory Agreement for the Chase Growth Fund, the Board of Trustees of the Fund, including the Disinterested Trustees, considered the following factors:

    The Nature and Quality of the Advisor's services. The Board considered the
    -------------------------------------------------
scope and quality of services provided by the Advisor, particularly the manager and other personnel responsible for providing services to the Fund. The Trustees noted that the Advisor was responsible for all aspects of day-to-day investment management of the Fund and that most investors had a specific interest in investing in that particular Fund, as advised by the Advisor. The Trustees considered the level of assistance and diligence provided or expected to be provided by the Advisor with respect to compliance, marketing and other matters, and the costs incurred relating to these functions. The Board evaluated these factors based on their direct experience with the Advisor, materials provided by the Advisor and the Administrator, and in consultation with counsel and the Trust's Chief Compliance Officer.

    The Board also considered the qualifications, biographies and responsibilities of the portfolio manager and the Advisor's other personnel. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Fund.

    The Investment Performance of the Fund and Advisor.  The Board considered
    ---------------------------------------------------
the Growth Fund's historical and year to date performance. The Board received a comparative analysis of the Fund's performance to a relevant peer group of funds, as determined from Lipper data (the "Peer Group"), and to relevant indices. The Board noted that the Chase Growth Fund's performance record was above the median of its peer group and had exceeded many benchmark indices. The Trustees particularly noted the Growth Fund's 1st quartile performance ranking. The Board also considered their discussions during the course of the year with the Advisor regarding its outlook on the Fund's performance. Again, the Board also took note that the shareholders of the Fund received regular information regarding the Fund's absolute and relative performance and concluded that the shareholders, by making and maintaining their investment in the Fund, had shown a strong interest in continuing to support the Advisor's management approach.

    The Trustees discussed the overall performance and profitability of the Advisor. In assessing profitability, the Trustees review the Advisor's financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund, noting in particular that the Advisor had subsidized the Fund's operations. The Trustees noted that the Advisor had recouped the amount of these subsidies. The Trustees reviewed the compliance issues that were raised during the Fund's fiscal year. The Trustees noted that during the course of the prior year the Trustees had met with the Advisor in person to discuss various performance, marketing and compliance issues. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between the Advisor and the Trust, as well as the Board's knowledge of the Advisor's operations. After further discussion, the Trustees concluded that the Advisor's performance was highly satisfactory under current market conditions. In addition, the Trustees concluded that the Advisor's profit from sponsoring the Fund had not been and currently was not excessive and that the Advisor had maintained adequate profit levels to support the Fund.

    The Structure of the Advisor's Fees under the Advisory Agreement.  The Board
    -----------------------------------------------------------------
considered the amount of the investment advisory fee retained by the Advisor and its expense waivers provided by the Advisor. They noted that the Advisor had agreed to maintain an annual expense ratio of 1.39% - which had been consistently and clearly disclosed to shareholders as the expense ratio that shareholders should expect to experience - and that the Advisor had honored its agreement in this respect. The Board reviewed the comparative analysis of advisory fees and total fund expenses paid by the Peer Group. The Trustees also compared the investment advisory fee paid by the Fund with the advisory fees on separate accounts managed by the Advisor. The Trustees noted that while the Fund's advisory fee was above the median of its Peer Group, its current expense ratio was in the second quartile of the Peer Group.

    Economies of Scale. The Trustees reviewed Advisor's financial statements and
    -------------------
the asset size of the Growth Fund. The Board reviewed the Fund's fee structure and noted its breakpoints. The Board determined that at the Fund's current asset size the Advisor realized significant economies of scale. After reviewing the Advisor's fee structure and expense waiver, the Trustees concluded that the economies of scale realized by the Fund were fair and reasonable.

    Other Factors.  In addition to the above factors, the Trustees discussed the
    --------------
Advisor's management of its compliance obligations. The Trustees, with the assistance of the Trust's Chief Compliance Officer, reviewed the Advisor's response to the Board's compliance concerns. The Trustees particularly noted the Advisor's cooperation with the Trust's CCO in the continuing development of appropriate compliance procedures.

    Based on a consideration of all the factors in their totality, the Trustees, including the Independent Trustees, determined that that Advisor's management fee was fair and reasonable with respect to the quality of service provided and in light of the other factors that the Trustees deemed relevant. The Trustees based their decision on evaluations of all relevant factors as a whole and did not focus on any one factor.

    The investment advisory agreement for the Mid-Cap Fund was approved at a meeting of the Board on June 30, 2004. The Mid-Cap Fund's Advisory Agreement will continue in effect for an initial period of two years and then from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

                                    ADVISOR
                      Chase Investment Counsel Corporation
                         300 Preston Avenue, Suite 403
                         Charlottesville, VA 22902-5091

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                           425 Walnut Street M/L 6118
                              Cincinnati, OH 45202

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                          Philadelphia, PA 19103-3638

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus, please call 1-888-861-7556.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. THERE HAVE BEEN NO MATERIAL CHANGES TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     Not applicable.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Advisors Series Trust
                   -------------------------------------

     By (Signature and Title) /s/ Eric M. Banhazl
                              --------------------------
                              Eric M. Banhazl, President

     Date   6/6/05
            --------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F18> /s/Eric M. Banhazl
                                    --------------------------
                                    Eric M. Banhazl, President
     Date   6/6/05
            --------------------------------------------------

     By (Signature and Title)*<F18> /s/Douglas G. Hess
                                    --------------------------
                                    Douglas G. Hess, Treasurer

     Date   6/7/05
            --------------------------------------------------

*<F18> Print the name and title of each signing officer under his or her signature.